Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001947861
Document Type	S-1/A
Amendment Description	Amendment No. 3
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4653
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true